Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of the Partnership's future minimum contracted lease payments

Year ending December 31,	Amount
2026	145,269
2027	144,252
2028	93,247
2029	73,037
2030 and thereafter	284,345
Total	$740,150